Separate Account Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Separate Account Balances
Separate Account Balances

6. Separate Account Balances

The separate accounts are legally segregated and are not subject to claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. Refer to Note 15, Fair Value Measurements, for further information on the valuation methodologies.

We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

The Retirement and Income Solutions segment offers variable annuity contracts that allow the policyholder to allocate deposits into various investment options in a separate account. The variable annuity contracts can also include GMWB riders and guaranteed minimum death benefit (“GMDB”) riders that are accounted for as MRBs. Retirement and Income Solutions also offers certain group annuity contracts that have separate accounts as an investment option.

The Benefits and Protection segment offers variable universal life products with separate account investment options.

Refer to Note 9, Market Risk Benefits, for further information on the MRBs associated with the contracts mentioned above.

As of June 30, 2024 and December 31, 2023, the separate accounts included a separate account valued at $84.6 million and $88.2 million, respectively, which primarily included shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. These shares are included in both basic and diluted earnings per share calculations. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Separate Account Assets

The aggregate fair value of assets, by major investment category, supporting separate accounts were as follows:

	June 30, 2024	December 31, 2023

	(in millions)
Fixed maturities:
U.S. government and agencies	$7,121.7	$6,948.6
Non-U.S. governments	1,424.4	1,258.6
States and political subdivisions	185.5	205.1
Corporate	6,297.6	6,102.9
Residential mortgage-backed pass-through securities	3,693.0	4,096.2
Commercial mortgage-backed securities	235.0	221.1
Other debt obligations	608.1	505.8
Total fixed maturities	19,565.3	19,338.3
Equity securities	103,511.9	98,884.9
Real estate	439.0	494.6
Other investments	8,643.6	8,997.9
Cash and cash equivalents	3,746.1	3,162.3
Other assets	1,155.9	763.7
Total separate account assets per consolidated statements of financial position	$137,061.8	$131,641.7

Separate Account Liabilities

The following tables summarize disaggregated separate account liability amounts and reconcile the totals to separate account liabilities reported in the consolidated statements of financial position.

	June 30, 2024	December 31, 2023

	(in millions)
Retirement and Income Solutions:
Group retirement contracts	$122,733.7	$117,518.5
Individual variable annuities	9,037.8	9,131.9
Total Retirement and Income Solutions	131,771.5	126,650.4
Benefits and Protection - Life Insurance:
Universal life	5,290.3	4,991.3
Total separate account liabilities per consolidated statements of financial position	$137,061.8	$131,641.7

Retirement and Income Solutions

The balances and the changes in separate account liabilities were as follows:

	For the six months ended		For the year ended
	June 30, 2024		December 31, 2023
	Group	Individual	Group	Individual
	retirement	variable	retirement	variable
	contracts	annuities	contracts	annuities

	(in millions)
Balance at beginning of period	$117,518.5	$9,131.9	$107,240.1	$8,659.0
Premiums and deposits (1)	7,262.6	160.8	11,379.0	328.5
Policy charges	(169.4)	(101.3)	(366.0)	(204.5)
Surrenders, withdrawals and benefit payments (1)	(9,056.6)	(783.4)	(13,916.8)	(1,018.2)
Investment performance	7,931.8	649.4	15,820.7	1,315.1
Net transfers (to) from general account (1)	(1,001.3)	2.9	(2,461.1)	30.4
Other (2)	248.1	(22.5)	(177.4)	21.6
Balance at end of period	$122,733.7	$9,037.8	$117,518.5	$9,131.9

Cash surrender value (3)	$121,457.3	$8,918.7	$116,522.1	$9,011.5
(1)

Within the policyholder account balances rollforwards in Note 7, Contractholder Funds, amounts in these lines for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in net transfers from (to) separate account.

(2)	Includes amounts to be settled between the separate account and general account due to the timing of trade settlements as of the reporting date.
(3)	Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

Benefits and Protection

The balances and the changes in separate account liabilities for Life Insurance – Universal life were as follows:

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	(in millions)
Balance at beginning of period	$4,991.3	$4,380.5
Premiums and deposits	131.2	232.8
Policy charges	(50.0)	(100.0)
Surrenders, withdrawals and benefit payments	(221.5)	(302.4)
Investment performance	429.9	773.6
Net transfers (to) from general account	9.4	6.8
Balance at end of period	$5,290.3	$4,991.3

Cash surrender value (1)	$5,347.6	$5,062.4
(1)

Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges. Certain products include surrender value enhancement riders that result in cash surrender values greater than account balances.

9. Separate Account Balances

The separate accounts are legally segregated and are not subject to claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. Refer to Note 19, Fair Value Measurements, for further information on the valuation methodologies.

We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

The Retirement and Income Solutions segment offers variable annuity contracts that allow the policyholder to allocate deposits into various investment options in a separate account. The variable annuity contracts can also include GMWB riders and guaranteed minimum death benefit (“GMDB”) riders that are accounted for as MRBs. Retirement and Income Solutions also offers certain group annuity contracts that have separate accounts as an investment option.

The Benefits and Protection segment offers variable universal life products with separate account investment options.

Refer to Note 12, Market Risk Benefits, for further information on the MRBs associated with the contracts mentioned above.

As of December 31, 2023 and December 31, 2022, the separate accounts included a separate account valued at $88.2 million and $101.4 million, respectively, which primarily included shares of our stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under our 2001 demutualization. These shares are included in both basic and diluted earnings per share calculations. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Separate Account Assets

The aggregate fair value of assets, by major investment category, supporting separate accounts were as follows:

	December 31, 2023	December 31, 2022

	(in millions)
Fixed maturities:
U.S. government and agencies	$6,948.6	$7,065.0
Non-U.S. governments	1,258.6	1,338.4
States and political subdivisions	205.1	211.7
Corporate	6,102.9	5,689.8
Residential mortgage-backed pass-through securities	4,096.2	3,853.2
Commercial mortgage-backed securities	221.1	206.2
Other debt obligations	505.8	218.0
Total fixed maturities	19,338.3	18,582.3
Equity securities	98,884.9	87,052.5
Real estate	494.6	610.6
Other investments	8,997.9	9,761.9
Cash and cash equivalents	3,162.3	3,233.1
Other assets	763.7	1,039.2
Total separate account assets per consolidated statements of financial position	$131,641.7	$120,279.6

Separate Account Liabilities

The following tables summarize disaggregated separate account liability amounts and reconcile the totals to separate account liabilities reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022

	(in millions)
Retirement and Income Solutions:
Group retirement contracts	$117,518.5	$107,240.1
Individual variable annuities	9,131.9	8,659.0
Total Retirement and Income Solutions	126,650.4	115,899.1
Benefits and Protection - Life Insurance:
Universal life	4,991.3	4,380.5
Total separate account liabilities per consolidated statements of financial position	$131,641.7	$120,279.6

Retirement and Income Solutions

The balances and the changes in separate account liabilities were as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Group	Individual	Group	Individual
	retirement	variable	retirement	variable
	contracts	annuities	contracts	annuities

	(in millions)
Balance at beginning of period	$107,240.1	$8,659.0	$131,188.6	$11,000.0
Premiums and deposits (1)	11,379.0	328.5	14,859.3	354.1
Policy charges	(366.0)	(204.5)	(383.7)	(211.1)
Surrenders, withdrawals and benefit payments (1)	(13,916.8)	(1,018.2)	(14,479.4)	(790.1)
Investment performance	15,820.7	1,315.1	(20,641.3)	(1,723.3)
Net transfers (to) from general account (1)	(2,461.1)	30.4	(2,571.7)	29.4
Other (2)	(177.4)	21.6	(731.7)	—
Balance at end of period	$117,518.5	$9,131.9	$107,240.1	$8,659.0

Cash surrender value (3)	$116,522.1	$9,011.5	$106,125.7	$8,538.7
(1)

Within the policyholder account balances rollforwards in Note 10, Contractholder Funds, amounts in these lines for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in net transfers from (to) separate account.

(2)	Includes amounts to be settled between the separate account and general account due to the timing of trade settlements as of the reporting date.
(3)	Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

Benefits and Protection

The balances and the changes in separate account liabilities for Life Insurance – Universal life were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	(in millions)
Balance at beginning of period	$4,380.5	$5,340.4
Premiums and deposits	232.8	276.3
Policy charges	(100.0)	(97.5)
Surrenders, withdrawals and benefit payments	(302.4)	(181.6)
Investment performance	773.6	(952.1)
Net transfers (to) from general account	6.8	(5.0)
Balance at end of period	$4,991.3	$4,380.5

Cash surrender value (1)	$5,062.4	$4,452.9
(1)

Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges. Certain products include surrender value enhancement riders that result in cash surrender values greater than account balances.